1933 Act File No. 2-91090

1940 Act File No. 811-4017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 86	☒

FEDERATED EQUITY FUNDS

(Exact name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

Copy to:
Melanie C. Maloney, Esquire
Jennifer Eck, Esquire
John W. McGonigle, Esquire,	Dickstein Shapiro LLP
Federated Investors Tower	1825 Eye Street, NW
Pittsburgh, Pennsylvania 15222-3779	Washington, DC 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 28, 2007, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on _______________ pursuant to paragraph (a)(i).

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 10th day of April, 2008.

FEDERATED EQUITY FUNDS

BY:	/S/ C. Grant Anderson
C. Grant Anderson, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

BY: /S/ C. Grant Anderson	Attorney In Fact	April 10, 2008
C. Grant Anderson	For the Persons
Assistant Secretary	Listed Below

NAME	TITLE

John F. Donahue*	Trustee

J. Christopher Donahue*	President and Trustee
(Principal Executive Officer)

Richard A. Novak*	Treasurer
(Principal Financial Officer)

Thomas G. Bigley*	Trustee

John T. Conroy, Jr.*	Trustee

Nicholas P. Constantakis*	Trustee

John F. Cunningham*	Trustee

Peter E. Madden*	Trustee

Charles F. Mansfield, Jr.*	Trustee

John E. Murray, Jr., J.D., S.J.D.*	Trustee

R. James Nicholson*	Trustee

Thomas M. O’Neill*	Trustee

Marjorie P. Smuts*	Trustee

John S. Walsh*	Trustee

James F. Will*	Trustee

*	By Power of Attorney

Federated Capital Appreciation Fund

A portfolio of Federated Equity Funds

Post-Effective Amendment No. 92

Users of the data in the following exhibits are advised that, pursuant to the rules and regulations governing the voluntary filing of XBRL tagged disclosure, these exhibits are not the official publicly filed disclosure of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds. The purpose of submitting these XBRL tagged exhibits is to test the related format and technology and, as a result, investors should not rely on this information in making investment decisions.

Exhibit List.

EX-100.INS	XBRL INSTANCE DOCUMENT

EX-100.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT

EX-100.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE

EX-100.LAB	XBRL TAXONOMY EXTENSION LABEL LINKBASE